Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Leases, Operating [Abstract]
Rental expenses under operating leases	$ 2,448,561	¥ 15,931,076	¥ 11,253,841	¥ 7,332,721